Segment Results - Corporate Divisions - Asset Management (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ (46)	€ 134	€ (45)	€ 134
Asset Management [Member]
Net revenues [Abstract]
Management Fees		613	580	1,205	1,151
Performance and transaction fees		10	57	27	68
Other		40	(17)	47	(10)
Total net revenues		663	620	1,280	1,209
Provision for credit losses		0	0	(1)	(1)
Noninterest expenses [Abstract]
Compensation and benefits		231	234	464	456
General and administrative expenses		223	241	445	454
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	0	0	0
Total noninterest expenses		453	474	909	910
Noncontrolling interests		50	43	90	82
Profit (loss) before tax		€ 160	€ 103	€ 282	€ 218
Employees (full time equivalent)	[1]	4,982	4,840	4,982	4,840
Employees (front office, full time equivalent)	[1]	2,012	2,033	2,012	2,033
Employees (business aligned operations, full time equivalent)	[1]	2,403	2,280	2,403	2,280
Employees (allocated central infrastructure, full time equivalent)	[1]	568	528	568	528
Total assets	[1],[2]	€ 10,000	€ 10,000	€ 10,000	€ 10,000
Risk-weighted assets (RWA)	[1]	18,000	14,000	18,000	14,000
of which, operational risk RWA	[1],[3]	5,000	3,000	5,000	3,000
Leverage exposure	[1]	9,000	9,000	9,000	9,000
Assets under Management	[1],[4]	933,000	859,000	933,000	859,000
Net flows		€ (19,000)	€ 9,000	€ (11,000)	€ 15,000
Cost Income Ratio		68.40%	76.50%	71.00%	75.30%
Post tax return on average shareholders equity	[5]	8.00%	5.40%	7.20%	5.70%
Post tax return on average tangible shareholders equity	[5]	17.80%	12.70%	16.30%	13.30%

[1]	As of quarter-end
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[4]	A ssets under management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees
[5]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report